Note 18 - Financial Instruments	12 Months Ended
Mar. 31, 2012
Financial Instruments Disclosure [Text Block]
18.      FINANCIAL INSTRUMENTS

Fair Value—In the normal course of business, the Company invests in financial assets. To estimate the fair value of those financial assets, the Company used quoted market prices to the extent that they were available. Where a quoted market price is not available, the Company estimates fair value using primarily the discounted cash flow method. For certain financial assets and liabilities, such as trade receivables and trade payables, which are expected to be collected and settled within one year, the Company assumed that the carrying amount approximates fair value due to their short maturities. Investment for which it is not practicable to estimate fair value primarily consists of investments in a number of unaffiliated and unlisted smaller sized companies and the estimate of their fair values cannot be made without incurring excessive costs. Refundable insurance policies are carried at cash surrender value. The carrying amounts and fair value of financial instruments are summarized below:

	Thousands of Yen				Thousands of U.S. Dollars
	2011		2012		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥740,518	¥740,518	¥860,914	¥860,914	$10,447	$10,447
Not practicable	2,053,528	-	2,077,232	-	25,206	-
Noncurrent refundable insurance policies (other assets)	99,627	99,627	63,282	63,282	768	768

Other investments for which it is practicable to estimate fair value are available-for-sales equity securities disclosed in Note 4.

Other investments for which it is not practicable to estimate fair value were comprised of non-marketable equity securities of ¥1,233,443 thousand and investments in funds of ¥820,085 thousand as of March 31, 2011 and non-marketable equity securities of ¥1,141,761 thousand ($13,855 thousand) and investments in funds of ¥935,471 thousand ($11,351 thousand) as of March 31, 2012.

Cash at March 31, 2011 and 2012 included U.S. dollar denominated current bank deposits of ¥443,952 thousand and ¥529,178thousand ($6,421 thousand), respectively.